SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) Segment $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Oct. 29, 2024 shares	Dec. 31, 2023 CNY (¥)	Nov. 30, 2023 shares	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Short-term investments	$ 7,028,594		$ 7,028,594
Investment gains losses			$ 28,594	$ 0	$ 0
Percentage of credit losses	100.00%		100.00%
Percentage of credit loss adjust for future of retention receivable	10.00%	5.00%	10.00%	10.00%	5.00%		10.00%		5.00%
Provision for credit losses	$ 23,132	$ 141,639	$ 2,763,188	$ (301,002)
Allowance for doubtful account					1,211,221
Impairment loss			10,350,589
Warrant shares | shares								105,430,851
Contract liabilities	4,103,847	3,817,000	3,878,202	3,893,986	5,632,870
Cost of revenue-idle capacity	594,185	1,249,041	2,594,609	3,512,954	3,996,300
Research and development expenses	17,719	56,904	108,863	873,968	903,996
Selling expenses	22,061	63,541	105,996	218,111	247,181
(Reversal from) provision from warranty liability	(153,845)		(674,122)	42,176	256,433
General and administrative expenses	1,779,543	1,495,843	13,005,080	3,197,349	2,740,049
Employee benefits expenses	27,591	60,377	131,034	301,274	362,167
Impairment of Property, plant and equipment			10,350,589
Deferred Income			0	0	0
Government grant				$ 124,685	$ 375,995		¥ 882,902		¥ 2,530,353
Percentage of VAT for revenue	13.00%		13.00%
Indemnity escrow shares | shares	300,000		300,000
Indemnity escrow shares | shares	9,000,000		9,000,000
Number of operating segment | Segment	1		1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	1 year		1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	8 years		8 years
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.00001		$ 0.00001	$ 0.00001
Warrants converted | shares						36,831,228
Huizhou City Yipeng Energy Technology Co., Ltd [Member] | Common Class A [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.00001
Money Market Funds [Member]
Property, Plant and Equipment [Line Items]
Short-term investments	$ 7,028,594		$ 7,028,594